Debt Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 2,667,284	$ 2,261,702
Amount due within one year	161,307	131,500
Amounts due beyond one year	2,505,977	2,130,202
TL Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	648,500	352,500
TW Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	91,476	88,940
TAP Funding Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt		108,471
TAP Funding Revolving Credit Facility II
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	120,500
2005-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	72,958	124,458
2011-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	300,000	340,000
2012-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	333,333	373,333
2013-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	291,917
TMCL II Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	775,100	874,000
TMCL IV Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 33,500